PRUCO LIFE INSURANCE COMPANY

PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
PRUDENTIAL PREMIER(R) RETIREMENT VARIABLE ANNUITY

Supplement, dated July 1, 2015,
to Prospectus dated April 30, 2015

This Supplement should be read and retained with the Prospectus for your Annuity. This supplement is intended to update certain information in the Prospectus for the variable annuity you own and is not intended to be a prospectus or offer for any other variable annuity listed here that you do not own. If you would like another copy of the current Prospectus, please call us at 1-888-PRU-2888 or visit www.prudentialannuities.com.

We are issuing this supplement to reflect changes to the Advanced Series Trust ("AST") Portfolios that will become effective on July 1, 2015, and to describe certain other Portfolio changes effective July 13, 2015 and July 15, 2015.  We are also issuing this supplement to add language in certain sections of your prospectus describing co-grantor trusts.

I.	APPROVAL AND EFFECTIVENESS OF THE CHANGES TO THE 12B-1 PLAN (Effective July 1, 2015)

Shareholders of the AST Portfolios approved an increase of the fee rate paid under the 12b-1 Plan for shareholder services and distribution expenses.  Currently, each AST Portfolio (including, indirectly, AST Portfolios structured as funds-of-funds) pays a 12b-1 fee at the annual rate of 0.10% of the average daily net assets of each Portfolio.  The fee rate paid under the 12b-1 Plan increased by 0.15% to 0.25% (as an annual rate of the average daily net assets of each Portfolio) effective July 1, 2015.  The 0.15% increase in the 12b-1 fee under the Plan is more than offset by a 0.1575% decrease in the contractual investment management fee paid by each of the AST Portfolios.  The net result is a small reduction in the combined 12b-1 and investment management fees.

In addition, some of the AST Portfolios currently benefit from a fee waiver or expense limitation that reduces Portfolio operating expenses, and the investment managers have agreed to extend all existing contractual fee waivers and expense limitations that would otherwise expire on June 30, 2015 for an additional year that is through at least June 30, 2016.  After that time, fee waivers and expense limitations are subject to change based on the 2016 annual review of advisory and distribution arrangements by the AST Board of Trustees.

II.	UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES TABLE RESTATED

We have restated the “Underlying Mutual Fund Portfolio Annual Expenses” table that appear in the “Summary of Contract Fees and Charges” section of your prospectus to reflect the change to the 12b-1 Plan as described in Section I above.

UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES
(as a percentage of the average net assets of the underlying Portfolios)
	For the year ended December 31, 2014 (restated to reflect current fees as of July 1, 2015)
FUNDS							Total
					Broker Fees	Acquired	Annual		Net Annual
			Distribution	Dividend	and Expenses	Portfolio	Portfolio	Fee Waiver	Fund
	Management	Other	(12b-1)	Expense on	on Short	Fees &	Operating	or Expense	Operating
	Fees	Expenses	Fees	Short Sales	Sales	Expenses	Expenses	Reimbursement	Expenses
AST Academic Strategies Asset Allocation Portfolio	0.63%	0.03%	0.11%	0.05%	0.01%	0.63%	1.46%	0.00%	1.46%
AST Advanced Strategies Portfolio*	0.64%	0.02%	0.25%	0.00%	0.00%	0.05%	0.96%	0.01%	0.95%
AST AQR Emerging Markets Equity Portfolio	0.93%	0.16%	0.25%	0.00%	0.00%	0.00%	1.34%	0.00%	1.34%
AST AQR Large-Cap Portfolio*	0.56%	0.01%	0.25%	0.00%	0.00%	0.00%	0.82%	0.24%	0.58%
AST Balanced Asset Allocation Portfolio	0.15%	0.01%	0.00%	0.00%	0.00%	0.75%	0.91%	0.00%	0.91%
AST BlackRock Global Strategies Portfolio	0.81%	0.04%	0.25%	0.00%	0.00%	0.02%	1.12%	0.00%	1.12%
AST BlackRock iShares ETF Portfolio*	0.73%	0.07%	0.25%	0.00%	0.00%	0.21%	1.26%	0.24%	1.02%
AST BlackRock Low Duration Bond Portfolio*	0.47%	0.04%	0.25%	0.00%	0.00%	0.00%	0.76%	0.00%	0.76%
AST BlackRock/Loomis Sayles Bond Portfolio*	0.45%	0.02%	0.25%	0.00%	0.00%	0.00%	0.72%	0.03%	0.69%
AST Boston Partners Large-Cap Value Portfolio	0.58%	0.03%	0.25%	0.00%	0.00%	0.00%	0.86%	0.00%	0.86%
AST Capital Growth Asset Allocation Portfolio	0.15%	0.01%	0.00%	0.00%	0.00%	0.76%	0.92%	0.00%	0.92%
AST ClearBridge Dividend Growth Portfolio*	0.66%	0.02%	0.25%	0.00%	0.00%	0.00%	0.93%	0.11%	0.82%
AST Cohen & Steers Realty Portfolio*	0.82%	0.03%	0.25%	0.00%	0.00%	0.00%	1.10%	0.07%	1.03%
AST Defensive Asset Allocation Portfolio	0.15%	0.06%	0.00%	0.00%	0.00%	0.73%	0.94%	0.00%	0.94%
AST FI Pyramis® Asset Allocation Portfolio*	0.66%	0.03%	0.25%	0.00%	0.00%	0.00%	0.94%	0.02%	0.92%
AST FI Pyramis® Quantitative Portfolio*	0.65%	0.03%	0.25%	0.00%	0.00%	0.00%	0.93%	0.14%	0.79%
AST Franklin Templeton Founding Funds Allocation Portfolio*	0.75%	0.02%	0.25%	0.00%	0.00%	0.00%	1.02%	0.00%	1.02%
AST Franklin Templeton Founding Funds Plus Portfolio	0.02%	0.02%	0.00%	0.00%	0.00%	1.01%	1.05%	0.00%	1.05%
AST Global Real Estate Portfolio	0.83%	0.05%	0.25%	0.00%	0.00%	0.00%	1.13%	0.00%	1.13%
AST Goldman Sachs Large-Cap Value Portfolio*	0.56%	0.02%	0.25%	0.00%	0.00%	0.00%	0.83%	0.01%	0.82%
AST Goldman Sachs Mid-Cap Growth Portfolio*	0.82%	0.03%	0.25%	0.00%	0.00%	0.00%	1.10%	0.05%	1.05%
AST Goldman Sachs Multi-Asset Portfolio*	0.76%	0.05%	0.25%	0.00%	0.00%	0.00%	1.06%	0.21%	0.85%
AST Goldman Sachs Small-Cap Value Portfolio*	0.77%	0.03%	0.25%	0.00%	0.00%	0.06%	1.11%	0.01%	1.10%
AST Herndon Large-Cap Value Portfolio*	0.67%	0.02%	0.25%	0.00%	0.00%	0.00%	0.94%	0.15%	0.79%
AST High Yield Portfolio	0.56%	0.04%	0.25%	0.00%	0.00%	0.00%	0.85%	0.00%	0.85%
AST International Growth Portfolio*	0.81%	0.02%	0.25%	0.00%	0.00%	0.00%	1.08%	0.01%	1.07%
AST International Value Portfolio	0.81%	0.03%	0.25%	0.00%	0.00%	0.00%	1.09%	0.00%	1.09%
AST Investment Grade Bond Portfolio*	0.48%	0.05%	0.25%	0.00%	0.00%	0.00%	0.78%	0.03%	0.75%
AST J.P. Morgan Global Thematic Portfolio	0.76%	0.04%	0.25%	0.00%	0.00%	0.00%	1.05%	0.00%	1.05%
AST J.P. Morgan International Equity Portfolio	0.70%	0.06%	0.25%	0.00%	0.00%	0.00%	1.01%	0.00%	1.01%
AST J.P. Morgan Strategic Opportunities Portfolio	0.81%	0.05%	0.25%	0.10%	0.00%	0.00%	1.21%	0.00%	1.21%
AST Jennison Large-Cap Growth Portfolio	0.73%	0.02%	0.25%	0.00%	0.00%	0.00%	1.00%	0.00%	1.00%
AST Large-Cap Value Portfolio	0.56%	0.02%	0.25%	0.00%	0.00%	0.00%	0.83%	0.00%	0.83%
AST Legg Mason Diversified Growth Portfolio*	0.73%	8.19%	0.25%	0.00%	0.00%	0.12%	9.29%	8.22%	1.07%
AST Loomis Sayles Large-Cap Growth Portfolio*	0.71%	0.01%	0.25%	0.00%	0.00%	0.00%	0.97%	0.06%	0.91%
AST Lord Abbett Core Fixed Income Portfolio*	0.61%	0.02%	0.25%	0.00%	0.00%	0.00%	0.88%	0.29%	0.59%
AST MFS Global Equity Portfolio	0.83%	0.05%	0.25%	0.00%	0.00%	0.00%	1.13%	0.00%	1.13%
AST MFS Growth Portfolio	0.71%	0.02%	0.25%	0.00%	0.00%	0.00%	0.98%	0.00%	0.98%
AST MFS Large-Cap Value Portfolio	0.68%	0.04%	0.25%	0.00%	0.00%	0.00%	0.97%	0.00%	0.97%
AST Mid-Cap Value Portfolio*	0.78%	0.04%	0.25%	0.00%	0.00%	0.00%	1.07%	0.01%	1.06%
AST Money Market Portfolio	0.32%	0.03%	0.25%	0.00%	0.00%	0.00%	0.60%	0.00%	0.60%
AST Neuberger Berman / LSV Mid-Cap Value Portfolio	0.72%	0.02%	0.25%	0.00%	0.00%	0.00%	0.99%	0.00%	0.99%
AST Neuberger Berman Core Bond Portfolio*	0.53%	0.04%	0.25%	0.00%	0.00%	0.00%	0.82%	0.15%	0.67%
AST Neuberger Berman Mid-Cap Growth Portfolio*	0.72%	0.03%	0.25%	0.00%	0.00%	0.00%	1.00%	0.01%	0.99%
AST New Discovery Asset Allocation Portfolio*	0.67%	0.08%	0.25%	0.00%	0.00%	0.00%	1.00%	0.01%	0.99%
AST Parametric Emerging Markets Equity	0.92%	0.24%	0.25%	0.00%	0.00%	0.00%	1.41%	0.00%	1.41%
AST Preservation Asset Allocation Portfolio	0.15%	0.01%	0.00%	0.00%	0.00%	0.71%	0.87%	0.00%	0.87%
AST Prudential Core Bond Portfolio*	0.51%	0.02%	0.25%	0.00%	0.00%	0.00%	0.78%	0.03%	0.75%
AST Prudential Growth Allocation Portfolio	0.65%	0.03%	0.25%	0.00%	0.00%	0.01%	0.94%	0.00%	0.94%
AST QMA Emerging Markets Equity Portfolio	0.93%	0.24%	0.25%	0.00%	0.00%	0.02%	1.44%	0.00%	1.44%
AST QMA Large-Cap Portfolio	0.56%	0.01%	0.25%	0.00%	0.00%	0.00%	0.82%	0.00%	0.82%
AST QMA US Equity Alpha Portfolio	0.83%	0.04%	0.25%	0.13%	0.25%	0.00%	1.50%	0.00%	1.50%
AST RCM World Trends Portfolio	0.75%	0.03%	0.25%	0.00%	0.00%	0.00%	1.03%	0.00%	1.03%
AST Schroders Global Tactical Portfolio	0.75%	0.03%	0.25%	0.00%	0.00%	0.11%	1.14%	0.00%	1.14%
AST Schroders Multi-Asset World Strategies Portfolio	0.90%	0.04%	0.25%	0.00%	0.00%	0.09%	1.28%	0.00%	1.28%
AST Small Cap Growth Portfolio	0.72%	0.03%	0.25%	0.00%	0.00%	0.00%	1.00%	0.00%	1.00%
AST Small Cap Value Portfolio	0.72%	0.03%	0.25%	0.00%	0.00%	0.02%	1.02%	0.00%	1.02%
AST Small-Cap Growth Opportunities Portfolio	0.77%	0.04%	0.25%	0.00%	0.00%	0.00%	1.06%	0.00%	1.06%
AST T. Rowe Price Asset Allocation Portfolio*	0.63%	0.02%	0.25%	0.00%	0.00%	0.00%	0.90%	0.02%	0.88%
AST T. Rowe Price Equity Income Portfolio	0.56%	0.02%	0.25%	0.00%	0.00%	0.00%	0.83%	0.00%	0.83%
AST T. Rowe Price Growth Opportunities Portfolio	0.73%	0.61%	0.25%	0.00%	0.00%	0.00%	1.59%	0.00%	1.59%
AST T. Rowe Price Large-Cap Growth Portfolio	0.69%	0.02%	0.25%	0.00%	0.00%	0.00%	0.96%	0.00%	0.96%
AST T. Rowe Price Natural Resources Portfolio	0.72%	0.04%	0.25%	0.00%	0.00%	0.00%	1.01%	0.00%	1.01%
AST Templeton Global Bond Portfolio	0.63%	0.09%	0.25%	0.00%	0.00%	0.00%	0.97%	0.00%	0.97%
AST Wellington Management Hedged Equity Portfolio	0.81%	0.03%	0.25%	0.00%	0.00%	0.02%	1.11%	0.00%	1.11%
AST Western Asset Core Plus Bond Portfolio*	0.51%	0.03%	0.25%	0.00%	0.00%	0.00%	0.79%	0.20%	0.59%
AST Western Asset Emerging Markets Debt*	0.68%	0.06%	0.25%	0.00%	0.00%	0.00%	0.99%	0.05%	0.94%
*See notes immediately below for important information about this fund.

AST Advanced Strategies Portfolio The Investment Managers have contractually agreed to waive 0.014% of their investment management fees through June 30, 2016. This waiver may not be terminated prior to June 30, 2016 without the prior approval of the Trust’s Board of Trustees.

AST AQR Large-Cap Portfolio The Investment Managers have contractually agreed to waive 0.24% of their investment management fees through June 30, 2016. This waiver may not be terminated prior to June 30, 2016 without the prior approval of the Trust’s Board of Trustees.

AST BlackRock iShares ETF Portfolio The Investment Managers have contractually agreed to waive a portion of their investment management fee equal to the acquired fund fees and expenses due to investments in iShares ETFs. In addition, the Investment Managers have contractually agreed to waive a portion of their investment management fee and/or reimburse certain expenses for the Portfolio so that the Portfolio’s investment management fees (after the waiver described in the first sentence) and other expenses (including distribution fees, acquired fund fees and expenses due to investments in iShares ETFs, and other expenses excluding taxes, interest and brokerage commissions) do not exceed 1.02% of the Portfolio’s average daily net assets through June 30, 2016. These waivers may not be terminated prior to June 30, 2016 without the prior approval of the Trust’s Board of Trustees.

AST BlackRock Low Duration Bond Portfolio Prior to July 13, 2015 this Portfolio is known as the AST PIMCO Limited Maturity Bond Portfolio.

AST BlackRock/Loomis Sayles Bond Portfolio The Investment Managers have contractually agreed to waive 0.035% of their investment management fees through June 30, 2016. This waiver may not be terminated prior to June 30, 2016 without the prior approval of the Trust’s Board of Trustees.

AST ClearBridge Dividend Growth Portfolio The Investment Managers have contractually agreed to waive 0.11% of their investment management fees through June 30, 2016. This waiver may not be terminated prior to June 30, 2016 without the prior approval of the Trust’s Board of Trustees.

AST Cohen & Steers Realty Portfolio The Investment Managers have contractually agreed to waive 0.07% of their investment management fees through June 30, 2016. This waiver may not be terminated prior to June 30, 2016 without the prior approval of the Trust’s Board of Trustees.

AST FI Pyramis® Asset Allocation Portfolio The Investment Managers have contractually agreed to waive 0.018% of their investment management fees through June 30, 2016. This waiver may not be terminated prior to June 30, 2016 without the prior approval of the Trust’s Board of Trustees.

AST FI Pyramis® Quantitative Portfolio The Investment Managers have contractually agreed to waive 0.14% of their investment management fees through June 30, 2016. This waiver may not be terminated prior to June 30, 2016 without the prior approval of the Trust’s Board of Trustees.

AST Franklin Templeton Founding Funds Allocation Portfolio The Investment Managers have contractually agreed to waive a portion of their investment management fees and/or reimburse certain expenses so that the investment management fees plus other expenses (exclusive in all cases of taxes, interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) for the Portfolio do not exceed 1.10% of the average daily net assets of the Portfolio through June 30, 2016. This expense limitation may not be terminated prior to June 30, 2016 without the prior approval of the Trust’s Board of Trustees.

AST Goldman Sachs Large-Cap Value Portfolio The Investment Managers have contractually agreed to waive 0.013% of their investment management fee through June 30, 2016. This waiver may not be terminated prior to June 30, 2016 without the prior approval of the Trust’s Board of Trustees.

AST Goldman Sachs Mid-Cap Growth Portfolio The Investment Managers have contractually agreed to waive 0.053% of their investment management fees through June 30, 2016. This waiver may not be terminated prior to June 30, 2016 without the prior approval of the Trust’s Board of Trustees.

AST Goldman Sachs Multi-Asset Portfolio The Investment Managers have contractually agreed to waive 0.213% of their investment management fee through June 30, 2016. This waiver may not be terminated prior to June 30, 2016 without the prior approval of the Trust’s Board of Trustees.

AST Goldman Sachs Small-Cap Value Portfolio The Investment Managers have contractually agreed to waive 0.013% of their investment management fee through June 30, 2016. This waiver may not be terminated prior to June 30, 2016 without the prior approval of the Trust’s Board of Trustees.

AST Herndon Large-Cap Value Portfolio The Investment Managers have contractually agreed to waive 0.15% of their investment management fees through June 30, 2016. This waiver may not be terminated prior to June 30, 2016 without the prior approval of the Trust’s Board of Trustees.

AST International Growth Portfolio The Investment Managers have contractually agreed to waive 0.013% of their investment management fees through June 30, 2016. This waiver may not be terminated prior to June 30, 2016 without the prior approval of the Trust’s Board of Trustees.

AST Investment Grade Bond Portfolio The Manager has contractually agreed to waive a portion of its investment management fees and/or reimburse certain expenses for the Portfolio so that the Portfolio’s investment management fees plus other expenses (exclusive in all cases of taxes, interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) do not exceed 0.99% of the Portfolio’s average daily net assets through June 30, 2016. This arrangement may not be terminated prior to June 30, 2016 without the prior approval of the Trust’s Board of Trustees. The Trust’s distributor (Prudential Annuities Distributors, Inc.) has contractually agreed to reduce its distribution and service (12b-1) fees so that the effective distribution and service fee rate paid by the Portfolio is reduced as follows when the average daily net assets of the Portfolio exceed $300 million: over $300 million up to and including $500 million:  0.23%;  over $500 million up to and including $750 million:  0.22%;  over $750 million:  0.21%.

AST Legg Mason Diversified Growth Portfolio The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the portfolio so that the portfolio’s investment management fees (after management fee waiver) and other expenses (including net distribution fees, acquired fund fees and expenses due to investments in underlying portfolios of the Trust and underlying portfolios managed or subadvised by the subadviser, and excluding taxes, interest, brokerage commissions and any other acquired fund fees and expenses not mentioned above) do not exceed 1.07% of the Portfolio’s average daily net assets. This arrangement may not be terminated prior to June 30, 2016 without the prior approval of the Trust’s Board of Trustees.

AST Loomis Sayles Large-Cap Growth Portfolio The Investment Managers have contractually agreed to waive 0.06% of their investment management fees through June 30, 2016. This waiver may not be terminated prior to June 30, 2016 without the prior approval of the Trust’s Board of Trustees.

AST Lord Abbett Core Fixed Income Portfolio The Investment Managers have contractually agreed to waive 0.16% of their investment management fees through June 30, 2016. In addition, the Investment Managers have contractually agreed to waive a portion of their investment management fee, as follows: 0.10% on the first $500 million of average daily net assets; 0.125% of the Portfolio’s average daily net assets between $500 million and $1 billion; and 0.15% of the Portfolio’s average daily net assets in excess of $1 billion through June 30, 2016. These waivers may not be terminated prior to June 30, 2016 without the prior approval of the Trust’s Board of Trustees.

AST Mid-Cap Value Portfolio The Investment Managers have contractually agreed to waive 0.01% of their investment management fees through June 30, 2016. This waiver may not be terminated prior to June 30, 2016 without the prior approval of the Trust’s Board of Trustees.

AST Neuberger Berman Core Bond Portfolio The Investment Managers have contractually agreed to waive 0.14% of their investment management fee through June 30, 2016. In addition, the Investment Managers have contractually agreed to waive a portion of their investment management fees, as follows: 0.025% of the Portfolio’s average daily net assets between $500 million and $1 billion, and 0.05% of the Portfolio’s average daily net assets in excess of $1 billion through June 30, 2016. These waivers may not be terminated prior to June 30, 2016 without the prior approval of the
Trust’s Board of Trustees.

AST Neuberger Berman Mid-Cap Growth Portfolio The Investment Managers have contractually agreed to waive 0.005% of their investment management fee through June 30, 2016. This waiver may not be terminated prior to June 30, 2016 without the prior approval of the Trust’s Board of Trustees.

AST New Discovery Asset Allocation Portfolio The Investment Managers have contractually agreed to waive 0.009% their investment management fees through June 30, 2016. In addition, the Investment Managers have contractually agreed to waive a portion of their investment management fees and/or reimburse certain expenses for the Portfolio so that the Portfolio’s investment management fees plus other expenses (exclusive in all cases of taxes, short sale interest and dividend expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) do not exceed 1.08% of the Portfolio’s average daily net assets through June 30, 2016. These waivers may not be terminated prior to June 30, 2016 without the prior approval of the Trust’s Board of Trustees.

AST Prudential Core Bond Portfolio The Investment Managers have contractually agreed to waive a portion of their investment management fees as follows: 0.025% of the Portfolio’s average daily net assets between $500 million and $1 billion, and 0.05% of the Portfolio’s average daily net assets in excess of $1 billion through June 30, 2016. The waiver may not be terminated prior to June 30, 2016 without the prior approval of the Trust’s Board of Trustees.

AST T. Rowe Price Asset Allocation Portfolio The Investment Managers have contractually agreed to waive 0.022% of their investment management fee through June 30, 2016. This waiver may not be terminated prior to June 30, 2016 without the prior approval of the Trust’s Board of Trustees.

AST Western Asset Core Plus Bond Portfolio The Investment Managers have contractually agreed to waive 0.20% of their investment management fees through June 30, 2016. This waiver may not be terminated prior to June 30, 2016 without the prior approval of the Trust’s Board of Trustees.

AST Western Asset Emerging Markets Debt The Investment Managers have contractually agreed to waive 0.05% of their investment management fee through June 30, 2016. This waiver arrangement may not be terminated prior to June 30, 2016 without the prior approval of the Trust’s Board of Trustees.

III.	OTHER PORTFOLIO CHANGES (Effective July 13, 2015 and July 15, 2015)

(1)	AST Mid-Cap Value Portfolio. EARNEST Partners, LLC has been removed from this Portfolio as a subadvisor effective July 15, 2015.

(2)	AST Small-Cap Value Portfolio. Clearbridge Investments, LLC has been removed from this Portfolio as a subadvisor effective July 13, 2015.

(3)
AST PIMCO Limited Maturity Bond Portfolio. Effective July 13, 2015, this Portfolio changed its name to the AST BlackRock Low Duration Bond Portfolio.  In addition, BlackRock Financial Management, Inc. replaced Pacific Investment Management Company LLC (PIMCO) as a subadvisor to this Portfolio.  Also, this Portfolio’s Investment Objective in the table in the section of the prospectus entitled, “Investment Options,” was replaced with the following: Seeks to maximize total return, consistent with income generation and prudent investment management.

IV.	CO-GRANTOR TRUSTS

The following sections of your prospectus are amended as follows:

A.	In the section “Purchasing Your Annuity,” the following replaces the second paragraph under “Speculative Investing:”

Currently, we will not issue an Annuity, permit changes in ownership or allow assignments to certain ownership types, including but not limited to: corporations, partnerships and endowments.  Further, we will only issue an Annuity, allow changes of ownership and/or permit assignments to certain ownership types if the Annuity is held exclusively for the benefit of the designated Annuitant.  These rules are subject to state law.  You may name as Owner of the Annuity a grantor trust with one grantor only if the grantor is designated as the Annuitant.  You may name as Owner of the Annuity, subject to state availability, a grantor trust with two grantors only if the oldest grantor is designated as the Annuitant.  We will not issue Annuities to grantor trusts with more than two grantors and we will not permit co-grantors to be designated as either Joint Annuitants during the Accumulation Period or Contingent Annuitants.

Where the Annuity is owned by a grantor trust, the Annuity must be distributed within 5 years after the date of death of the first grantor’s death under § 72(s) of the Code.  If a non-Annuitant grantor predeceases the Annuitant, the Surrender Value will be payable.  The Surrender Value will be payable to the trust and there is no Death Benefit provided under the Annuity except as otherwise described below.  Between the date of death of the non-Annuitant grantor and the date that we distribute the Surrender Value, the Account Value is reduced by the Total Insurance Charge and subject to market fluctuations If the Annuitant dies after the death of the first grantor, but prior to the distribution of the Surrender Value of the Annuity, then the Death Benefit amount will be payable as a lump sum to the Beneficiary (ies) as described in the “Death Benefits” section of this prospectus.  See the “Death Benefits” section later in this prospectus for information on the amount payable if the Annuitant predeceases the non-Annuitant grantor.

B.	In the section “Managing Your Annuity,” the following replaces the sixth and seventh bullets under “Change of Owner, Annuitant and Beneficiary Designations:

o	a new Owner or Annuitant that is a certain ownership type, including but not limited to corporations, partnerships, endowments, or grantor trusts with more than two grantors; and

o	a new Annuitant for an Annuity issued to a grantor trust where the new Annuitant is not the oldest grantor of the trust.

C.	In the section “Death Benefit,” under “Triggers for Payment of the Death Benefit,” the following replaces the first paragraph:

Each Annuity provides a Death Benefit prior to Annuitization. If the Annuity is owned by one or more natural persons, the Death Benefit is payable upon the death of the Owner (or the first to die, if there are multiple Owners). If an Annuity is owned by an entity, the Death Benefit is payable upon the Annuitant's death if there is no Contingent Annuitant. Generally, if a Contingent Annuitant was designated before the Annuitant's death and the Annuitant dies, then the Contingent Annuitant becomes the Annuitant and a Death Benefit will not be paid upon the Annuitant's death. The person upon whose death the Death Benefit is paid is referred to below as the “decedent”.

Where an Annuity is issued to a trust and such trust is characterized as a grantor trust under the Code, such Annuity shall not be considered to be held by a non-natural person and will be subject to the tax reporting and withholding requirements generally applicable to a Nonqualified Annuity held by a natural person.  At this time, we will not issue an Annuity to grantor trusts with more than two grantors.

You may name as the Owner of the Annuity a grantor trust with one grantor only if the grantor is designated as the Annuitant.  You may name as the Owner of the Annuity, subject to state availability, a grantor trust with two grantors only if the oldest grantor is designated as the Annuitant.  We will not issue Annuities to grantor trusts with more than two grantors and we will not permit co-grantors to be designated as either joint Annuitants during the Accumulation Period or Contingent Annuitants.

Where the Annuity is owned by a grantor trust, the Annuity must be distributed within 5 years after the date of death of the first grantor’s death under § 72(s) of the Code.  If a non-Annuitant grantor predeceases the Annuitant, the Surrender Value will be payable.  The Surrender Value will be payable to the trust and there is no Death Benefit provided under the Annuity except as otherwise described below.  Between the date of death of the non-Annuitant grantor and the date that we distribute the Surrender Value, the Account Value is reduced by the Total Insurance Charge and subject to market fluctuations.  If the Annuitant dies after the death of the first grantor, but prior to the distribution of the Surrender Value of the Annuity, then the Death Benefit amount will be payable as a lump sum to the Beneficiary or Beneficiaries as described in the “Death Benefits” section of this prospectus.  See the “Death Benefits” section for information on the amount payable if the Annuitant predeceases the non-Annuitant grantor.

D. In the section “Tax Considerations,” under “Entity Ownership,” the following replaces the third and fourth paragraphs:

Where an Annuity is issued to a trust and such trust is characterized as a grantor trust under the Code, such Annuity shall not be considered to be held by a non-natural person and will be subject to the tax reporting and withholding requirements generally applicable to a Nonqualified Annuity held by a natural person.  At this time, we will not issue an Annuity to grantor trusts with more than two grantors.

You may name as the Owner of the Annuity a grantor trust with one grantor only if the grantor is designated as the Annuitant.  You may name as the Owner of the Annuity, subject to state availability, a grantor trust with two grantors only if the oldest grantor is designated as the Annuitant.  We will not issue Annuities to grantor trusts with more than two grantors and we will not permit co-grantors to be designated as either joint Annuitants during the Accumulation Period or Contingent Annuitants.

Where the Annuity is owned by a grantor trust, the Annuity must be distributed within 5 years after the date of death of the first grantor’s death under § 72(s) of the Code.  If a non-Annuitant grantor predeceases the Annuitant, the Surrender Value will be payable.  The Surrender Value will be payable to the trust and there is no Death Benefit provided under the Annuity except as otherwise described below.  Between the date of death of the non-Annuitant grantor and the date that we distribute the Surrender Value, the Account Value is reduced by the Total Insurance Charge and subject to market fluctuations.  If the Annuitant dies after the death of the first grantor, but prior to the distribution of the Surrender Value of the Annuity, then the Death Benefit amount will be payable as a lump sum to the Beneficiary or Beneficiaries as described in the “Death Benefits” section of this prospectus.  See the “Death Benefits” section for information on the amount payable if the Annuitant predeceases the non-Annuitant grantor.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

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